Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Aggregate Erroneous Compensation Not Yet Determined	Our Board has adopted a Clawback Policy, which complies with the requirements of NYSE Listing Standard 303A.14 implementing Rule 10D-1 of the Exchange Act. In the event the Company is required to prepare an accounting restatement of the Company’s financial statements due to material non-compliance with any financial reporting requirement under the federal securities laws, the Company will recover, on a reasonably prompt basis, the excess compensation (all or a portion of the compensation vested, awarded, or received under any bonus award, short-term incentive award, time-based equity award (including any award of restricted stock, performance shares, phantom stock, deferred stock units or RSUs) or other award during the period subject to restatement) received by any covered executive, including our NEOs and Section 16 officers, during the prior three fiscal years that exceeds the amount that the executive otherwise would have received had the compensation been determined based on the restated financial statements.